Employees' Retirement Benefits (Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations) (Detail) - NTT Corporate Defined Benefit Pension Plan	Mar. 31, 2016	Mar. 31, 2015
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.50%	1.00%
Long-term rate of salary increases	3.40%	3.40%